Deferred tax, Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended	18 Months Ended
	Apr. 30, 2017	Oct. 31, 2018
Deferred tax liabilities [Abstract]
Deferred tax liabilities	$ (264,038)	$ (326,731)
Acquisition of subsidiaries	(112,962)
Charged/(credited) to consolidated statement of comprehensive income	48,900
Foreign exchange adjustment		11,987
Effect of change in tax rates - charged to consolidated statement of comprehensive income	1,369	989,814
Deferred tax liabilities	(326,731)	(1,479,757)
Jurisdictional offsetting	208,253	309,268
Deferred tax liabilities, after jurisdictional offsetting	(118,478)	(1,170,489)
Intangible Fixed Assets [Member]
Deferred tax liabilities [Abstract]
Deferred tax liabilities	(255,158)	(311,685)
Acquisition of subsidiaries	(110,334)
Charged/(credited) to consolidated statement of comprehensive income	52,438
Foreign exchange adjustment		11,987
Effect of change in tax rates - charged to consolidated statement of comprehensive income	1,369	981,955
Deferred tax liabilities	(311,685)	(1,448,443)
Other Temporary Differences [Member]
Deferred tax liabilities [Abstract]
Deferred tax liabilities	(8,880)	(15,046)
Acquisition of subsidiaries	(2,628)
Charged/(credited) to consolidated statement of comprehensive income	(3,538)
Foreign exchange adjustment		0
Effect of change in tax rates - charged to consolidated statement of comprehensive income	0	7,858
Deferred tax liabilities	$ (15,046)	(31,315)
Continuing Operation [Member]
Deferred tax liabilities [Abstract]
Charged/(credited) to consolidated statement of comprehensive income		174,776
Continuing Operation [Member] | Intangible Fixed Assets [Member]
Deferred tax liabilities [Abstract]
Charged/(credited) to consolidated statement of comprehensive income		186,787
Continuing Operation [Member] | Other Temporary Differences [Member]
Deferred tax liabilities [Abstract]
Charged/(credited) to consolidated statement of comprehensive income		(12,011)
Discontinued Operations [Member]
Deferred tax liabilities [Abstract]
Charged/(credited) to consolidated statement of comprehensive income		10,463
Discontinued Operations [Member] | Intangible Fixed Assets [Member]
Deferred tax liabilities [Abstract]
Charged/(credited) to consolidated statement of comprehensive income		10,463
Discontinued Operations [Member] | Other Temporary Differences [Member]
Deferred tax liabilities [Abstract]
Charged/(credited) to consolidated statement of comprehensive income		0
HPE Software Business [Member]
Deferred tax liabilities [Abstract]
Acquisition of subsidiaries		(2,336,176)
HPE Software Business [Member] | Intangible Fixed Assets [Member]
Deferred tax liabilities [Abstract]
Acquisition of subsidiaries		(2,324,060)
HPE Software Business [Member] | Other Temporary Differences [Member]
Deferred tax liabilities [Abstract]
Acquisition of subsidiaries		(12,116)
COBOL-IT [Member]
Deferred tax liabilities [Abstract]
Acquisition of subsidiaries		(3,890)
COBOL-IT [Member] | Intangible Fixed Assets [Member]
Deferred tax liabilities [Abstract]
Acquisition of subsidiaries		(3,890)
COBOL-IT [Member] | Other Temporary Differences [Member]
Deferred tax liabilities [Abstract]
Acquisition of subsidiaries		$ 0